Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net loss	$ (11,392,814)	$ (3,355,366)
Adjustments to reconcile net (loss) income to cash used in operating activities:
Depreciation	378	16,936
Amortization	2,272,817	2,896,174
Loss on inventory valuation		2,240
Loss on disposal of tangible assets		626
Lease expense	13,424
Gain on disposal of ROU assets		(444)
Bad debts	(1,751)	4,216
Severance pay	152,087	24,477
Interest expense		64
Merger and acquisiton costs	8,464,579
Loss on foreign currency translation	(3,075)	34,772
Changes in operating assets and liabilities:
(Increase) decrease in trade and other receivables	139,567	15,089
Increase in inventories, net	189,466	210,419
Increase in other current assets	(11,599)	(37,739)
(Decrease) increase in trade and other payables	22,356	(290,858)
Increase in accrued expenses	94,922	4,805
Increase (decrease) in lease liabilities	(13,424)	(16,447)
Increase in tax payables	35	(4,208)
(Decrease) Increase in other liabilities	8,962	(3,532)
Net cash used in operating activities	(64,069)	(498,776)
Cash flows from investing activities:
Decrease in deposits		4,271
Decrease in short-term loan		225,440
Disposal of equipment and vehicles	1,000	684
Increase in deposits		(3,764)
Increase in long-term loan	(14,539)
Increase in cash and cash equivalents from business combination	1,199,129
Net cash provided by (used in) investing activities	1,185,591	226,631
Cash flows from financing activities:
Proceeds from long-term debt		121,501
Proceeds from short-term borrowing	149,381	481,460
Repayment of short-term borrowing		(336,378)
Net cash provided by financing activities	149,381	266,582
Net change in cash and cash equivalents	1,270,902	(5,562)
Effects of changes in exchange rate on cash and cash equivalents	(16,749)	(22,210)
Cash and cash equivalents at beginning of year	341,543	540,207
Cash and cash equivalents at end of year	1,595,697	512,435
Supplemental disclosures of cash flow information:
Cash paid for interest	16,991	13,481
Cash paid for income taxes (net of refunds received)	$ (35)	$ 4,212